SCHEDULE OF WARRANTS OUTSTANDING AND EXERCISABLE (Details)	6 Months Ended
Jun. 30, 2024 $ / shares shares
Schedule Of Warrants Outstanding And Exercisable
Weighted Average Exercise Price Exercised | $ / shares	$ 0.55
Outstanding and Vested Warrants Ending balance | shares	6,185,000
Outstanding and Vested Warrants Expected Term	4 years 3 months 18 days